Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of reportable business segments
	Three Months Ended March 31,		Six Months Ended March 31,
	2022	2021	2022	2021
Revenues
General support services	$4,800,000	$4,800,000	$9,600,000	$9,600,000
Financial services	289,017	—	618,032	—
Total	5,089,017	4,800,000	10,218,032	9,600,000

Costs of revenues
General support services	4,725,000	4,725,000	9,450,000	9,450,000
Financial services	690,184	—	1,697,615	—
Total	5,415,184	4,725,000	11,147,615	9,450,000

Gross profit (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	(401,167)	—	(1,079,583)	—
Total	(326,167)	75,000	(929,583)	150,000

Operating expenses
Financial services	278,232	—	681,287	—
Corporate/Other	1,249,323	73,441	2,186,475	200,526
Total	1,527,555	73,441	2,867,762	200,526

Other expense
Financial services	1,185	—	2,401	—
Corporate/Other	71,707	1,510	71,707	3,020
Total	72,892	1,510	74,108	3,020

Net income (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	(680,584)	—	(1,763,271)	—
Corporate/Other	(1,321,030)	(74,951)	(2,258,182)	(203,546)
Total	(1,926,614)	49	(3,871,453)	(53,546)

Amortization
Financial services	591,955	—	1,503,898	—
Corporate/Other	936	—	936	—
Total	$592,891	$—	$1,504,834	$—

	Years Ended September 30,
	2021	2020
Revenues
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total	19,286,964	19,200,000

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	762,297	—
Total	19,662,297	18,900,000

Gross profit (loss)
General support services	300,000	300,000
Financial services	(675,333)	—
Total	(375,333)	300,000

Operating expenses
Financial services	83,944	—
Corporate/Other	473,127	413,115
Total	557,071	413,115

Other (expense) income
Financial services	(272)	—
Corporate/Other	(4,170)	12,553
Total	(4,442)	12,553

Net income (loss)
General support services	300,000	300,000
Financial services	(759,549)	—
Corporate/Other	(477,297)	(400,562)
Total	(936,846)	(100,562)

Amortization
Financial services	469,286	—
Total	$469,286	$—

Schedule of total assets
Total assets at March 31, 2022 and September 30, 2021	March 31, 2022	September 30, 2021
Financial services	$9,376,915	$13,703,140
Corporate/Other	13,027,730	2,956,696
Total	$22,404,645	$16,659,836

Total assets at September 30, 2021 and 2020	September 30, 2021	September 30, 2020
Financial services	$13,703,140	$—
Corporate/Other	2,956,696	3,799,631
Total	$16,659,836	$3,799,631